Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2017	December 31, 2018
A.	Credit Facility		$299,837	$-
B.	Term Loans:
	1.	Mas Shipping Co.	13,125	9,125
	2.	Montes Shipping Co. and Kelsen Shipping Co.	42,000	32,000
	3.	Costamare Inc.	25,725	-
	4.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	162,983	147,702
	5.	Raymond Shipping Co. and Terance Shipping Co.	105,050	94,135
	6.	Costamare Inc.	37,697	-
	7.	Uriza Shipping S.A.	32,500	28,167
	8.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	93,000	77,875
	9.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	24,480	21,280
	10.	Nerida Shipping Co.	17,175	15,375
	11.	Costamare Inc.	-	198,986
	12.	Singleton Shipping Co. and Tatum Shipping Co.	-	47,200
	13.	Reddick Shipping Co. and Verandi Shipping Co.	-	25,000
	14.	Costamare. Inc.	-	55,000
		Total Term Loans	$553,735	$751,845
C.	Other financing arrangements		-	564,709
		Total long-term debt	$853,572	$1,316,554
		Less: Deferred financing costs	(2,592)	(8,148)
		Total long-term debt, net	850,980	1,308,406
		Less: Long-term debt current portion	(207,516)	(151,546)
		Add: Deferred financing costs, current portion	1,198	2,384
		Total long-term debt, non-current, net	$644,662	$1,159,244

Schedule of Maturities of Long-term Debt [Table Text Block]
Year ending December 31,	Amount
2019	$151,546
2020	397,513
2021	252,923
2022	49,850
2023	65,185
2024 and thereafter	399,537
Total	$1,316,554

Schedule of Financing Costs [Table Text Block]	<table cellpadding="0" cellspacing="0" style="border-collapse: collapse; font: 10pt Times New Roman, Times, Serif; min-; min-width: 700px;"> <tr style="vertical-align: bottom"> <td style="white-space: nowrap; text-align: justify"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">Financing costs</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 84%; font-weight: bold; text-align: justify; padding-bottom: 1pt">Balance, January 1, 2017</td> <td style="width: 2%; font-weight: bold; padding-bottom: 1pt"> </td> <td style="width: 1%; border-bottom: Black 1pt solid; font-weight: bold; text-align: left">$</td> <td style="width: 12%; border-bottom: Black 1pt solid; font-weight: bold; text-align: right"> 7,300 </td> <td style="white-space: nowrap; width: 1%; border-bottom: Black 1pt solid; font-weight: bold; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="text-align: justify">Additions</td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 1,733 </td> <td style="white-space: nowrap; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="text-align: justify; padding-bottom: 1pt">Amortization and write-off</td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> (2,236 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-weight: bold; text-align: justify; padding-bottom: 1pt"> Balance, December 31, 2017 </td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> $ </td> <td style="border-bottom: Black 1pt solid; text-align: right"> 6,797 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="text-align: justify">Additions</td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 7,584 </td> <td style="white-space: nowrap; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="text-align: justify; padding-bottom: 1pt">Amortization and write-off</td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> (2,907 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-weight: bold; text-align: justify; padding-bottom: 1pt"> Balance, December 31, 2018 </td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> $ </td> <td style="border-bottom: Black 1pt solid; text-align: right"> 11,474 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-weight: bold; text-align: justify; padding-bottom: 1pt">Less: Current portion of financing costs</td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> (3,200 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-weight: bold; text-align: justify; padding-bottom: 2.5pt"> Financing costs, non-current portion </td> <td style="padding-bottom: 2.5pt"> </td> <td style="border-bottom: Black 2.5pt double; text-align: left"> $ </td> <td style="border-bottom: Black 2.5pt double; text-align: right"> 8,274 </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; text-align: left"> </td> </tr> </table>